Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation
Schedule of Stock Option Activity

			Weighted		Weighted
		Weighted	Average	Aggregate	Average
		Average	Remaining	Intrinsic	Grant-Date
	Number of	Exercise	Contractual	Value of	Fair
	Options	Price	Term	Options	Value
		RMB		RMB	USD
Outstanding, as of January 1, 2024	1,876,826	0.5	0.7	11,543	2.15
Forfeited	—	—	—	—
Exercised	(1,770,026)	—	—	—	2.18
Outstanding, as of December 31, 2024	106,800	7.4	0.2	232	1.66
Vested as of December 31, 2024	106,800	7.4	0.2	232	1.66
Exercisable as of December 31, 2024	106,800	7.4	0.2	232	1.66

Schedule of restricted share units activities

	Number of
	restricted share	Weighted-average
	units	Grant-Date Fair Value
		RMB
Outstanding and unvested, as of December 31, 2023	6,625,960	20.32

Granted	3,880,413	5.36
Vested	(5,996,679)	13.05
Forfeited	(1,237,492)	13.19
Outstanding and unvested, as of December 31, 2024	3,272,202	15.12

Schedule of Allocated Share-Based Compensation Expense

	For Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Fulfillment	13,730	6,443	4,885
Sales and marketing	57,548	33,955	19,943
Technology and content	22,512	12,184	11,290
General and administrative	48,591	50,867	45,483

	142,381	103,449	81,601